CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Net Loss	$ (4,057)	$ (6,719)	$ (24,677)	$ (21,910)	$ (49,934)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,511	908	4,236	3,912	3,914
Amortization of debt issuance costs	226	204	643	481	0
Share-based compensation expense	161	287	1,355	2,200	3,385
Provision for doubtful accounts	243	224	870	1,195	2,346
Allowance for inventory obsolescence			0	0	700
Loss on termination of investment			0	4,359	0
Loss on sale of assets			0	0	(446)
Goodwill impairment			357	0	0
Termination of branding rights agreement	0	(152)	(152)	0	0
Unrealized gain on change in fair value of investments	70	(106)	(60)	(548)	1,713
Changes in operating assets and liabilities:
Accounts receivable	(2,335)	2,471	4,222	(966)	6,230
Inventory	2,464	653	108	(485)	(1,580)
Prepaid expenses and other current assets	726	(1,058)	(1,615)	1,043	463
Other assets	0	9	(120)	(18)	2,000
Accounts payable and accrued expenses	1,827	(2,146)	(6,329)	2,222	5,207
Other current and long-term liabilities			0	(89)	13
Net cash used in operating activities	(874)	(9,271)	(26,048)	(7,752)	(39,323)
CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from asset sales	0	1,980	1,978	743	1,455
Purchases of property and equipment	(483)	(373)	(3,593)	(6,850)	(9,991)
Disposition of business interest, net of cash received			0	500	0
Investment in corporate interests			0	0	1,525
Acquisition of business assets, net	0	(4,569)	6,156	0	0
Net cash used in investing activities	(483)	(2,962)	(7,771)	(5,607)	(10,061)
CASH FLOW FROM FINANCING ACTIVITIES
Principal payments on lease obligations	(586)	(580)	(2,338)	(2,951)	(1,155)
Payments on notes payable	(58)	(31)	(407)	(4,267)	(106)
Proceeds from notes payable			0	3,800	76
Proceeds from lease financing			0	671	0
Proceeds from convertible notes, net of financing costs			0	15,281	0
Issuance of warrants associated with convertible notes offering			0	0	0
Proceeds from brokered private placement			0	0	40,195
Proceeds from subordinate voting share offering			18,000	26,930	0
Fees on public brokered private placement			0	0	1,919
Fees on subordinate voting share offering			0	1,908	0
Issuance costs related to subordinate voting share offering			66	0	0
Issuance of subordinate voting shares			0	0	3,200
Proceeds from exercise of warrants and options	0	665	766	210	127
Net cash (used) provided by financing activities	(644)	54	15,955	37,766	40,418
Change in cash and cash equivalents and restricted cash	(2,001)	(12,179)	(17,864)	24,407	(8,966)
Cash and cash equivalents-beginning of year	7,887	25,751	25,751	1,344	10,310
Cash, cash equivalents and restricted cash-end of period	5,886	13,572	7,887	25,751	1,344
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	1,018	846	4,200	3,332	2,147
Cash paid during the period for income taxes	268	91	268	262	105
OTHER NONCASH INVESTING AND FINANCING ACTIVITIES
Purchase of property and equipment not yet paid for	79	0	79	362	0
Property and equipment acquired via capital lease			0	7,416	0
Issuance of warrants			0	1,620	$ 2,291
Shares issued to acquiree in connection with reverse takeover					1,513
Shares issued for services in connection with convertible debenture offering			0	75	$ 0
Issuance of subordinate voting shares in exchange for net assets acquired	0	34,237	43,259	0	0
Liabilities assumed and receivable forgiveness in exchange for net assets acquired	0	2,910	2,361	0	0
Debt and associated accrued interest converted to subordinate voting shares	$ 0	$ 665	514	$ 0	0
Shares Issued in exchange for asset investment				179
Issuance of super voting shares			0	$ (39)	40
Acquisition of private entities			0	0	1,028
Stock options issued associated with an acquisition			$ 0	$ 116	$ 0